Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 148,040	$ 95,822
Money market funds and other cash equivalents	1,455,027	1,348,961
Cash and cash equivalents	$ 1,603,067	$ 1,444,783	$ 1,417,754